Item 1. Report to Shareholders

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

As of 12/31/03

Health Sciences Fund   $28,436
S&P 500 Stock Index   $20,491

                        S&P 500            Health Sciences
                      Stock Index               Fund

12/95                   $10,000               $10,000
12/96                    12,296                12,675
12/97                    16,399                15,136
12/98                    21,085                18,522
12/99                    25,522                19,999
12/00                    23,198                30,437
12/01                    20,441                28,621
12/02                    15,923                20,682
12/03                    20,491                28,436


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03                          1 Year     5 Years     12/29/95
--------------------------------------------------------------------------------

Health Sciences Fund                            37.49%       8.95%       13.94%

S&P 500 Stock Index                             28.68       -0.57         9.37

Lipper Health/Biotechnology Funds Index         30.53        6.46        11.24*

*    Benchmark since-inception data are for the time period 12/31/95-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the Health Sciences Fund generated solid returns in 2003. As you can see in the table on the preceding page, we strongly outperformed the peer group, the Lipper Health/Biotechnology Funds Index, and the benchmark, the S&P 500 Index, over the 12-month period. Sector allocation and stock selection decisions were the largest factors in our outperformance relative to the benchmark and the peer group.

As you know, the fund's objective is long-term growth of capital by investing at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund can invest in companies of any size.


[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%


The major index returns chart shows how various domestic market indexes performed in 2003. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite, which is heavily weighted with technology stocks, produced strong returns over the 12-month period. Large- and mid-cap stocks, as measured by the S&P 500 Index and the S&P MidCap 400 Index, respectively, generated less robust performance.

The industry diversification table shows how our allocation among the primary industries in the health care sector changed over the last year. As shown in the table, our exposure to companies in the products and devices and life sciences industries increased, while our allocations to biotechnology, services, and pharmaceuticals decreased.


Top 5 Industries                         Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------
Biotechnology                               41.6%         40.1%
Services                                    24.1          22.7
Pharmaceuticals                             26.2          22.4
Products and Devices                         6.5          10.4
Life Sciences                                1.5           3.9


The Best and Worst Contributors table shows the five best and worst contributors to the fund's performance in 2003. Our largest contributors to fund performance included three biotech holdings--Gilead Sciences, Genentech, and ImClone Systems. Trimeris, Vertex Pharmaceuticals, and Biovail, were our three biggest detractors.


Best and Worst Contributors
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Gilead Sciences
UnitedHealth Group
Omnicare
Genentech
ImClone Systems

Worst Contributors
--------------------------------------------------------------------------------
Trimeris
Vertex Pharmaceuticals
Biovail
Able Laboratories *
Control Delivery System

*    Position added

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe

Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 20, 2004

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                Year
                               Ended
                            12/31/03  12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period       $   14.51   $ 20.08   $  21.70   $  15.93   $  16.01

Investment activities

  Net investment
  income (loss)               (0.11)    (0.11)     (0.11)     (0.03)     (0.04)

  Net realized and
  unrealized gain (loss)       5.55     (5.46)     (1.20)      8.28       1.22

  Total from
  investment activities        5.44     (5.57)     (1.31)      8.25       1.18

Distributions

  Net realized gain                -         -     (0.31)     (2.48)     (1.26)

NET ASSET VALUE

End of period             $   19.95   $ 14.51   $  20.08   $  21.70   $  15.93
                          -----------------------------------------------------

Ratios/Supplemental Data

Total return^                 37.49%   (27.74)%    (5.97)%    52.19%      7.97%

Ratio of total expenses
to average net assets          1.00%     1.04%      1.02%      0.98%      1.11%

Ratio of net investment
income (loss) to average
net assets                    (0.64)%   (0.64)%    (0.60)%    (0.22)%    (0.25)%

Portfolio turnover rate        44.8%     62.7%      74.6%     110.6%      81.9%

Net assets,
end of period
(in thousands)           $1,027,367  $677,956  $ 960,787  $ 971,867  $ 302,510

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments (ss.)                             Shares          Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS AND WARRANTS  98.8%

BIOTECHNOLOGY   39.3%

Other Biotechnology   6.8%

Alexion Pharmaceutical *                                  180,000         3,064

Amylin Pharmaceuticals *^                                 200,000         4,444

BioCryst Pharmaceuticals *                                444,200         3,029

BioMarin Pharmaceutical *                                  75,000           583

Cubist Pharmaceuticals *                                  688,700         8,375

deCODE GENETICS *                                         425,000         3,481

Diversa *                                                 300,000         2,775

Esperion Therapeutics *                                    50,000         1,730

Exelixis *                                                780,000         5,522

Insmed, Warrants, 5/31/05 *!!@                            250,048             0

Inspire Phamaceuticals *                                  100,000         1,416

Ligand Pharmaceuticals, Class B *                         150,000         2,204

Ligand Pharmaceuticals *!!@                                50,000           661

MGI Pharma *                                              200,000         8,230

Myriad Genetics *                                         125,000         1,607

Nektar Therapeutics *                                     375,000         5,104

NeoRx *                                                   190,000           790

ONYX Pharmaceuticals *                                    275,000         7,763

Regeneron Pharmaceuticals *                               165,000         2,427

Serologicals *                                             50,000           930

Tularik *                                                 125,000         2,019

Vircuron Pharmaceuticals *                                 28,000           522

ViroPharma *                                              200,000           556

XOMA *                                                    400,000         2,640

                                                                         69,872

Major- Biotechnology   32.5%

Abgenix *                                                 650,000         8,099

Actelion (CHF) *                                           25,000         2,697

Alkermes *                                              1,150,000        15,525

Amgen *^                                                  750,000        46,350

Biogen Idec *^                                            525,000        19,309

Cephalon *                                                725,000        35,097

CV Therapeutics *^                                        200,000         2,932

Genentech *^                                              240,000        22,457

Gilead Sciences *^                                        875,000        50,872

Human Genome Sciences *                                   375,000         4,969

ICOS *                                                     75,000         3,096

Imclone Systems *^                                        530,000        21,020

Martek Biosciences *^                                      75,000         4,873

Medicines Company *                                       550,000        16,203

MedImmune *^                                              450,000        11,430

Millennium Pharmaceuticals *^                             250,000         4,668

Neurocrine Biosciences *^                                 350,000        19,089

NPS  Pharmaceuticals *^                                   376,200        11,564

OSI Pharmaceuticals *                                     250,000         8,053

Protein Design Labs *                                     380,000         6,802

Seattle Genetic, Warrants, 12/31/11 *!!@                   50,000            52

Transkaryotic Therapies *                                 300,000         4,683

Trimeris *^                                               500,000        10,490

Vertex Pharmaceuticals *^                                 350,000         3,581

                                                                        333,911

Total Biotechnology                                                     403,783


LIFE SCIENCES   3.7%

Life Sciences   3.7%

Fisher Scientific *                                       175,000         7,240

Invitrogen *                                              260,000        18,200

Symyx Technologies *                                      450,000         9,247

Waters Corporation *                                      100,000         3,316

Total Life Sciences                                                      38,003


PHARMACEUTICALS   22.0%

Major- Pharmaceutical   22.0%

Abbott Laboratories                                       250,000        11,650

Able Laboratories *                                       325,000         5,873

Alcon ^                                                    60,000         3,632

Allergan ^                                                 75,000         5,761

AstraZeneca ADR                                            50,000         2,419

Barr Laboratories *                                        87,600         6,741

Biovail *^                                                 75,000         1,612

Eli Lilly ^                                               225,000        15,824

Forest Laboratories *^                                    350,000        21,630

GlaxoSmithKline ADR                                        50,000         2,331

Indevus Pharmaceuticals *                                 275,000         1,620

IVAX *                                                    375,000         8,955

Johnson & Johnson ^                                       250,000        12,915

Merck                                                      50,000         2,310

Novartis ADR                                               25,000         1,147

Noven Pharmaceuticals *                                   300,000         4,563

Novo Nordisk, Series B (DKK)                               25,000         1,017

Novo Nordisk ADR                                            2,700           111

Pfizer ^                                                1,200,000        42,396

Roche Holding (Participation certificates) (CHF)           28,000         2,823

Salix Pharmaceuticals *                                   125,000         2,834

Sanofi-Synthelabo (EUR)                                   125,000         9,402

Schering-Plough                                           265,000         4,608

Teva Pharmaceutical ADR                                   280,000        15,879

Valeant Pharmaceuticals International                     300,000         7,545

Wyeth ^                                                   600,000        25,470

Yamanouchi Pharmaceutical (JPY)                           165,000         5,128

Total Pharmaceuticals                                                   226,196


PRODUCTS & DEVICES   10.3%

Implants   10.3%

Advanced Neuromodulation Systems *                        130,000         5,977

Angiotech Pharmaceuticals *                                50,000         2,300

Aspect Medical Systems *                                  425,000         4,849

Biomet                                                     50,000         1,821

BioSphere Medical *                                       550,000         2,195

Boston Scientific *^                                      650,000        23,894

C. R. Bard                                                140,000        11,375

Encore Medical *                                          280,000         2,282

EPIX Medical *                                            250,000         4,070

Fischer Imaging *!                                        590,000         2,626

Guidant                                                    45,000         2,709

Integra LifeServices Holdings *                            75,000         2,147

Medtronic                                                 150,000         7,291

Regeneration Technologies *                               200,000         2,192

St. Jude Medical *^                                       150,000         9,202

STAAR *                                                   375,000         4,223

Stryker                                                   100,000         8,501

Synthes-Stratec (CHF) *                                     2,400         2,374

Wilson Greatbatch Technologies *                           39,000         1,649

Zimmer Holdings *                                          65,000         4,576

Total Products & Devices                                                106,253


SERVICES   22.7%

Distribution   5.9%

Advance PCS *                                             120,000         6,319

AmerisourceBergen ^                                       115,000         6,457

Cardinal Health ^                                         125,000         7,645

Caremark RX *                                             150,000         3,800

Henry Schein *                                            100,000         6,758

NeighborCare *                                            100,000         1,975

Omnicare ^                                                675,000        27,263

                                                                         60,217

Information   0.2%

WebMD *                                                   250,000         2,248

                                                                          2,248

Other Services   2.2%

LabOne *                                                   73,300         2,380

Laboratory Corporation of America *                       375,000        13,856

Manor Care                                                 50,000         1,729

Quest Diagnostics *                                        65,000         4,752

                                                                         22,717

Payors   11.7%

Anthem *                                                  710,000        53,250

UnitedHealth Group                                      1,025,000        59,635

WellPoint Health Networks *                                75,000         7,274

                                                                        120,159

Providers   2.7%

Community Health System *                                 150,700         4,006

HCA ^                                                     250,000        10,740

Triad Hospitals *^                                        250,000         8,317

Universal Health Services, Class B ^                       85,000         4,566

                                                                         27,629

Total Services                                                          232,970

Total Miscellaneous Common Stocks  0.8%                                   8,195

Total Common Stocks and Warrants (Cost  $816,868)                     1,015,400


CONVERTIBLE PREFERRED STOCKS   0.4%

Control Delivery Systems, 8.00% *!!@                       37,216         1,000

Seattle Genetics, Series A *!!@                            40,000         2,917

Total Miscellaneous Convertible Preferred Stocks !!            45           337

Total Convertible Preferred Stocks (Cost  $3,450)                         4,254


PREFERRED STOCKS   0.2%

Theravance, Series D1 *!!@                                264,454         2,380

Total Preferred Stocks (Cost  $2,380)                                     2,380


OPTIONS PURCHASED   0.0%

Repligen, Call, 1/17/2004 @ $5.00 *                        50,000            41

Total Options Purchased (Cost  $28)                                          41


OPTIONS WRITTEN   (1.2%)

Adolor, Put, 4/17/2004 @ $17.50 *                         (50,000)          (45)

Alcon, Call, 5/22/2004 @ $60.00 *                         (60,000)         (234)

Allergan, Call, 4/17/2004 @ $85.00 *                      (25,000)          (21)

Amerisourcebergen, Call, 2/21/2004 @ $60.00 *             (75,000)          (80)

Amgen
             Call

             1/17/2004 @ $65.00 *                         (50,000)          (10)

             4/17/2004 @ $65.00 *                        (100,000)         (170)

             Put, 4/17/2004 @ $65.00 *                    (40,000)         (192)

Amylin Pharmaceuticals

             Call

             4/17/2004 @ $30.00 *                        (150,000)          (53)

             7/17/2004 @ $30.00 *                         (50,000)          (40)

Angiotech Pharmaceuticals, Put, 3/20/2004 @ $50.00 *      (35,000)         (208)

Anthem
             Put

             1/17/2005 @ $80.00 *                         (25,000)         (257)

             3/20/2004 @ $75.00 *                         (40,000)         (115)

Barr Laboratories, Put, 5/22/2004 @ $70.00 *              (30,000)          (80)

Biogen Idec, Call, 4/17/2004 @ $40.00 *                  (125,000)         (172)

Biovail, Call, 1/17/2004 @ $20.00 *                       (50,000)          (89)

Boston Scientific, Call, 5/22/2004 @ $37.50 *            (150,000)         (341)

C. R. Bard
             Put

             4/17/2004 @ $70.00 *                         (25,000)          (14)

             4/17/2004 @ $75.00 *                         (25,000)          (34)

             7/17/2004 @ $85.00 *                         (25,000)         (170)

Cardinal Health

             Call

             3/20/2004 @ $65.00 *                        (100,000)         (123)

             6/19/2004 @ $65.00 *                         (25,000)          (59)

Caremark Rx, Put, 6/19/2004 @ $25.00 *                    (25,000)          (53)

Cephalon, Put, 1/17/2004 @ $45.00 *                       (25,000)           (8)

Chiron, Put, 4/17/2004 @ $50.00 *                         (50,000)          (58)

Cv Therapeutics

             Call

             4/17/2004 @ $20.00 *                         (50,000)          (25)

             7/17/2004 @ $17.50 *                        (100,000)         (178)

Eli Lilly

             Call

             4/17/2004 @ $75.00 *                         (50,000)          (91)

             4/17/2004 @$ 70.00 *                         (50,000)         (205)

             Put, 4/17/2004 @ $60.00 *                    (25,000)          (25)

Forest Laboratories

             Call, 5/22/2004 @ $70.00 *                   (50,000)          (79)

             Put, 5/22/2004 @ $60.00 *                    (50,000)         (185)

Genentech
             Call, 1/17/2004 @ $95.00 *                   (50,000)          (89)

             Put, 1/17/2004 @ $95.00 *                    (30,000)         (100)

Gilead Sciences

             Call

             1/17/2004 @ $60.00 *                         (19,100)          (16)

             2/21/2004 @ $60.00 *                        (250,000)         (544)

             5/22/2004 @ $70.00 *                         (75,000)         (107)

             Put

             2/21/2004 @ $50.00 *                         (10,000)           (6)

             2/21/2004 @ $55.00 *                         (50,000)          (82)

Guidant, Put, 4/17/2004 @ $55.00 *                        (35,000)          (49)

HCA
             Call, 5/22/2004 @ $45.00 *                  (100,000)         (143)

             Put, 5/22/2004 @ $45.00 *                    (50,000)         (172)

ICOS, Put, 4/17/2004 @ $50.00 *                           (70,000)         (675)

Imclone Systems

             Call, 1/17/2004 @ $50.00 *                   (75,000)          (15)

             Put

             1/17/2004 @ $40.00 *                         (25,000)          (50)

             1/17/2004 @ $45.00 *                         (25,000)         (145)

             2/21/2004 @ $40.00 *                         (35,000)         (149)

             2/21/2004 @ $45.00 *                         (50,000)         (375)

             5/15/2004 @ $45.00 *                         (25,000)         (234)

InterMune
             Put

             4/17/2004 @ $20.00 *                         (25,000)          (29)

             4/17/2004 @ $25.00 *                         (25,000)          (87)

Invitrogen
             Put

             5/22/2004 @ $65.00 *                         (25,000)         (108)

             5/22/2004 @ $70.00 *                         (30,000)         (190)

             8/21/2004 @ $70.00 *                         (40,000)         (324)

IVAX, Put, 6/19/2004 @ $25.00 *                           (50,000)         (144)

Johnson & Johnson, Call, 7/14/2004 @ $55.00 *            (200,000)         (250)

Laboratory Corporation of America,

             Put, 5/22/2004 @ $35.00 *                    (12,500)          (19)

Martek Biosciences

             Call, 3/20/2004 @ $65.00 *                   (25,000)         (121)

             Put, 6/19/2004 @ $60.00 *                    (60,000)         (270)

MedImmune
             Call

             3/20/2004 @ $27.50 *                         (50,000)          (54)

             3/20/2004 @ $30.00 *                         (65,000)          (32)

             6/19/2004 @ $27.50 *                         (75,000)         (137)

             6/19/2004 @ $30.00 *                        (185,000)         (203)

             6/19/2004 @ $32.50 *                         (75,000)          (49)

Merck
             Put

             1/17/2004 @ $55.00 *                         (10,000)          (47)

             1/17/2004 @ $60.00 *                         (12,400)         (120)

             1/22/2005 @ $50.00 *                        (100,000)         (690)

MGI Pharma
             Put

             1/17/2004 @ $45.00 *                         (30,000)         (126)

             7/17/2004 @ $45.00 *                         (15,000)         (112)

Millennium Pharmaceuticals,

             Call, 5/22/2004 @ $20.00 *                  (100,000)         (145)

Molecular Devices, Put, 1/17/2004 @ $22.50 *              (45,000)         (153)

Neurocrine Biosciences

             Call

             2/21/2004 @ $55.00 *                         (50,000)         (102)

             5/22/2004 @ $60.00 *                         (75,000)         (152)

NPS  Pharmaceuticals, Call, 2/21/2004 @ $35.00 *         (150,000)          (90)

Omnicare, Call, 3/20/2004 @ $40.00 *                      (50,000)         (110)

Pfizer

             Call, 6/19/2004 @ $37.50 *                  (150,000)         (128)

             Put

             3/20/2004 @ $32.50 *                         (50,000)          (21)

             6/19/2004 @ $32.50 *                        (100,000)          (85)

             6/19/2004 @ $37.50 *                         (75,000)         (245)

Protein Design Labs, Put, 2/21/2004 @ $12.50 *            (50,000)           (8)

Quest Diagnostics, Put, 5/22/2004 @ $80.00 *              (25,000)         (210)

St. Jude Medical

             Call, 4/17/2004 @ $60.00 *                   (25,000)         (110)

             Put, 4/17/2004 @ $60.00 *                    (25,000)          (73)

Triad Hospitals, Call, 2/21/2004 @ $35.00 *               (50,000)          (41)

Trimeris
             Call

             1/17/2004 @ $30.00 *                          (5,400)            0

             4/17/2004 @ $30.00 *                        (275,000)          (83)

Universal Health Services

             Call

             4/17/2004 @ $50.00 *                         (50,000)         (263)

             7/17/2004 @ $50.00 *                         (25,000)         (161)

             Put, 7/17/2004 @ $55.00 *                    (25,000)         (117)

Valeant Pharmaceuticals International,

             Put, 6/19/2004 @ $25.00 *                    (50,000)         (121)

Vertex Pharmaceuticals, Call, 4/17/2004 @ $10.00 *        (50,000)          (65)

Wilson Greatbatch Technologies,

             Put, 5/22/2004 @ $45.00 *                    (20,000)          (88)

Wyeth

             Call, 4/17/2004 @ $45.00 *                  (100,000)         (117)

             Put

             4/17/2004 @ $35.00 *                         (25,000)          (10)

             4/17/2004 @ $40.00 *                         (50,000)          (68)

Total Options Written (Cost  $(16,641))                                 (12,243)

SHORT-TERM INVESTMENTS   1.5%

Money Market Funds   1.5%

T. Rowe Price Reserve Investment Fund, 1.13% #         15,350,495        15,351

Total Short-Term Investments (Cost  $15,351)                             15,351

Total Investments in Securities

99.7% of Net Assets (Cost $821,436)                                  $1,025,183
                                                                     ----------

(ss.) Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

^ All or a portion of this security is pledged to cover written call options at December 31, 2003

!    Affiliated company--See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules, total of such securities at period-end amounts to $7,347,000 and represents 0.7% of net assets

@    Security valued by the Fund's Board of Directors

ADR  American Depository Receipts

CHF  Swiss franc

DKK  Danish krone

EUR  Euro

JPY  Japanese yen

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $6,894)                               $      2,626

  Other companies (cost $814,542)                                     1,022,557

Total investments in securities                                       1,025,183

Other assets                                                              8,908

Total assets                                                          1,034,091

Liabilities

Total liabilities                                                         6,724

NET ASSETS                                                         $  1,027,367
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $    (87,196)

Net unrealized gain (loss)                                              203,748

Paid-in-capital applicable to 51,497,159 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         910,815

NET ASSETS                                                         $  1,027,367
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      19.95
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Dividend income                                                    $      3,103

Expenses

  Investment management                                                   5,681

  Shareholder servicing                                                   2,386

  Custody and accounting                                                    203

  Prospectus and shareholder reports                                        182

  Registration                                                               51

  Legal and audit                                                            17

  Directors                                                                  10

  Miscellaneous                                                              11

  Total expenses                                                          8,541

Net investment income (loss)                                             (5,438)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (5,119)

  Written options                                                         8,283

  Foreign currency transactions                                             (45)

  Net realized gain (loss)                                                3,119

Change in net unrealized gain (loss)

  Securities                                                            261,962

  Written options                                                         4,775

  Change in net unrealized gain (loss)                                  266,737

Net realized and unrealized gain (loss)                                 269,856

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    264,418
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03      12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income                              $    (5,438)   $   (5,066)

  Net realized gain (loss)                                 3,119       (79,012)

  Change in net unrealized gain or loss                  266,737      (189,723)

  Increase (decrease) in net assets from operations      264,418      (273,801)

Capital share transactions *

  Shares sold                                            238,878       222,520

  Shares redeemed                                       (153,885)     (231,550)

  Increase (decrease) in net assets from capital
  share transactions                                      84,993        (9,030)

Net Assets

Increase (decrease) during period                        349,411      (282,831)

Beginning of period                                      677,956       960,787

End of period                                        $ 1,027,367    $  677,956
                                                     -----------    ----------

*Share information

  Shares sold                                             13,705        13,063

  Shares redeemed                                         (8,931)      (14,185)

  Increase (decrease) in shares outstanding                4,774        (1,122)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 29, 1995. The fund seeks long-term capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $80,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to Shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the year ended December 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                  Number of
                                                  Contracts           Premiums
Outstanding at beginning of period                   30,000     $    5,108,000
Written                                             241,000         58,756,000
Exercised                                            (1,000)          (659,000)
Expired                                             (26,000)        (3,467,000)
Closed                                             (189,000)       (43,097,000)

Outstanding at end of period                         55,000     $   16,641,000
                                                     ------     --------------

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $2,626,000, representing 0.3% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $464,439,000 and $376,298,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $    271,798,000
Unrealized depreciation                                         (68,873,000)
Net unrealized appreciation (depreciation)                      202,925,000
Capital loss carryforwards                                      (86,373,000)
Paid-in capital                                                 910,815,000

Net assets                                                 $  1,027,367,000
                                                           ----------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option transactions; accordingly, $822,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of December 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $9,998,000 of capital loss carryforwards that expire in 2009, $65,226,000 that expire in 2010, and $11,149,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                            $    5,438,000
Undistributed net realized gain                                        48,000

Paid-in capital                                                    (5,486,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $822,259,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $567,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,653,000 for the year ended December 31, 2003, of which $195,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $29,000 for shareholder servicing costs related to the college savings plans, of which $22,000 was for services provided by Price and $0 was payable at period-end. At December 31, 2003, approximately 0.8% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $228,000.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Health Sciences Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Health Sciences Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Health Sciences Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile
                              Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1995

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
1995                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1995

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership,
1995                          providing equity capital to young high-technology
                              companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
 Portfolios Overseen]         and Directorships of Other Public Companies

John H. Laporte, CFA          Director and Vice President, T. Rowe Price
(7/26/45)                     Group, Inc.; Vice President, T. Rowe
1995                          Price; Vice President, Health Sciences Fund
[15]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1995                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Health Sciences Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1995                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers


Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Laurie M. Bertner (10/8/77)             Vice President, T. Rowe Price; formerly
Vice President, Health Sciences Fund    student, Emory University, Atlanta (to
                                        2000); Financial Analyst, Legacy Asset
                                        Management (to 2000)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Health Sciences Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Health Sciences Fund         Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Health Sciences Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Health Sciences Fund    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)   Vice President, T. Rowe Price and
President, Health Sciences Fund          T. Rowe Price Group, Inc.

Susan J. Klein (4/18/50)                Vice President, T. Rowe Price
Vice President, Health Sciences Fund

Christopher R. Leonard, CFA (1/11/73)   Vice President, T. Rowe Price and
Vice President, Health Sciences Fund    T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Health Sciences Fund         Price and T. Rowe Price Investment
                                        Services, Inc.

Jay S.  Markowitz, MD (12/19/62)        Vice President, T. Rowe Price; formerly
Vice President, Health Sciences Fund    Transplant Surgeon and Assistant
                                        Professor of Surgery, Johns Hopkins
                                        University School of Medicine (to 2001)

Charles G. Pepin (4/23/66)              Vice President, T. Rowe Price and
Vice President, Health Sciences Fund    T. Rowe Price Group, Inc.

John Carl A. Sherman (9/3/72)           Vice President, T. Rowe Price Group,
Vice President, Health Sciences Fund    Inc., and T. Rowe Price International,
                                        Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Health Sciences Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $9,653                $9,378
     Audit-Related Fees                         548                    --
     Tax Fees                                 2,507                 2,271
     All Other Fees                             124                   155

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004